Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets (Parentheticals) - Parent [Member] - $ / shares	Jun. 30, 2022	Jun. 30, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.04	$ 0.04
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	4,819,700	2,758,920
Ordinary shares, shares outstanding	4,819,700	2,758,920